Financial risk management and fair values (Details) - CNY (¥) ¥ in Thousands	Jun. 30, 2019	Jun. 30, 2018
Financial risk management and fair values
Carrying amount	¥ 352,867	¥ 279,719
Contractual cash flows	352,867	279,719
1 year or less	¥ 352,867	¥ 279,719